Derivatives and Hedge Accounting - Additional Information (Details) € in Millions, £ in Millions			12 Months Ended
	Jul. 10, 2018 USD ($)	Apr. 24, 2018	Dec. 31, 2018 USD ($) € / $ GBP_per_USD	Dec. 31, 2017 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 GBP (£)
Disclosure Of Derivatives [Line Items]
Cross currency swap agreement notional amount					€ 1,120	£ 1,000
Swap agreements maturity period			2023-07
Fixed foreign exchange rate | GBP_per_USD			0.889
Euro interest average rate			5.40%		5.40%	5.40%
Cross currency interest rate swap settlement amount			$ 1,390,000,000
Derivative liabilities			22,561,000	$ 121,881,000
Realized loss included in foreign exchange earnings			(68,406,000)	(2,838,000)
Accumulated other comprehensive loss			17,599,000	(86,430,000)
Cash Flow Hedging Reserve
Disclosure Of Derivatives [Line Items]
Accumulated other comprehensive loss			11,600
Cumulative Translation Reserve
Disclosure Of Derivatives [Line Items]
Accumulated other comprehensive loss			60,600
Level 3
Disclosure Of Derivatives [Line Items]
Derivative liabilities			16,285,000	$ 10,119,000
Swap Agreements
Disclosure Of Derivatives [Line Items]
Cross currency swap agreement notional amount			$ 2,330,000,000		€ 1,990
Fixed foreign exchange rate | € / $			1.167
Euro interest average rate			3.60%		3.60%	3.60%
First Lien Term Loan
Disclosure Of Derivatives [Line Items]
Cross currency swap agreement notional amount			$ 700,000,000
Swap agreements maturity period			2023-07
First Lien Term Loan | LIBOR
Disclosure Of Derivatives [Line Items]
Interest rate			2.82%		2.82%	2.82%
First Lien Term Loan | LIBOR | EUR Cross-Currency Interest Rate Swaps
Disclosure Of Derivatives [Line Items]
Percentage added to reference rate			3.50%		3.50%	3.50%
Floor rate			0.00%		0.00%	0.00%
First Lien Term Loan | Floating Interest Rate | EUR Cross-Currency Interest Rate Swaps | Minimum
Disclosure Of Derivatives [Line Items]
Interest rate			3.50%		3.50%	3.50%
SBG
Disclosure Of Derivatives [Line Items]
Realized loss included in foreign exchange earnings			$ 61,500,000
SBG | Cross-currency Swap and Interest Rate Swap
Disclosure Of Derivatives [Line Items]
Derivative financial instrument cash settled	$ 1,000,000
SBG | Swap Agreement
Disclosure Of Derivatives [Line Items]
Derivative financial instrument cash payment	$ 61,100,000		61,100,000
BetEasy
Disclosure Of Derivatives [Line Items]
Percentage of equity interest		18.00%
BetEasy | Put-call option
Disclosure Of Derivatives [Line Items]
Proportion of additional ownership interest		18.00%
Percentage of equity interest		20.00%
Percentage of remaining interests held by minority interest shareholders		20.00%
BetEasy | Level 3
Disclosure Of Derivatives [Line Items]
Implied credit spread at issuance	3.80%	4.60%
Fair value of the Embedded Derivative	$ 17,700,000		$ 11,600,000